Securities Act File No. 33-36766
                                  Investment Company Act File No. 811-6173
==========================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /x/

           Pre-Effective Amendment No. __                    / /

           Post-Effective Amendment No. 7                  /x/

                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940          /x/

           Amendment No. 9                                   /x/

              (Check appropriate box or boxes)

      PaineWebber/Kidder, Peabody Municipal Money Market Series
         (Exact Name of Registrant as Specified in Charter)

c/o PaineWebber Incorporated
1285 Avenue of the Americas, New York, New York       10019
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 713-2712

                        Dianne E. O'Donnell, Esq.
                     1285 Avenue of the Americas
                         New York, New York  10019
               (Name and Address of Agent for Service)

                                copy to:

                        Lewis G. Cole, Esq.
                    Stroock & Stroock & Lavan
                           7 Hanover Square
                     New York, New York  10004-2696

           It is proposed that this filing will become effective (check appropriate box)

            X   immediately upon filing pursuant to paragraph (b)

                on (date) pursuant to paragraph (b)

           ____ 60 days after filing pursuant to paragraph (a)(i)

           ____ on (date) pursuant to paragraph (a)(i)

           ____ 75 days after filing pursuant to paragraph (a)(ii)

           ____ on (date) pursuant to paragraph (a)(ii) of Rule 485.

           If appropriate, check the following box:

           ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933*
===========================================================================

                                    Proposed     Proposed
                                    Maximum      Maximum
    Title of            Amount      Offering     Aggregate     Amount of
   Securities           Being       Price Per    Offering      Registration
Being Registered        Registered   Unit          Price        Fee
Shares of Beneficial
 Interest par value
 $.001 per share

Connecticut Series      2,963,104   $1.00        $2,963,104*    $100

New Jersey Series       5,464,648   $1.00        $5,464,648*    $100


================================================================
===========


Registrant has registered an indefinite number of its shares of Beneficial Interest under the Securities Act of 1933 pursuant to
Section 24(f) of the Investment Company Act of 1940.
Registrant's Rule 24f-2 Notice for its fiscal year ended October
31, 1994 was filed on or about December 29, 1994.





*    Calculated pursuant to Rule 24e-2 (See Note Below)

             REGISTRATION STATEMENT NOS. 33-36766 AND 811-6173

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form
N-1A.

A.   Exact name of Company specified in Charter:

     PaineWebber/Kidder, Peabody Municipal Money Market Series
     -- Connecticut Series

B.   Complete address of Company's principal executive offices:

     c/o PaineWebber Incorporated, 1285 Avenue of the Americas,
New York, NY  10019

C.   Name and complete address of agent for service:

     Dianne E. O'Donnell, Esq., PaineWebber Incorporated
     1285 Avenue of the Americas, New York, NY  10019

D. Title and amount of Securities being registered (number of shares or other units):

     2,963,104 Shares of          (See Note Below)
     Beneficial Interest

E. Proposed aggregate offering price to the public of the securities being registered:

     $2,963,104                   (Determined on the basis of
the closing price on October 30, 1995, i.e. $1.00 per share (See
                                  Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

     $100                         (See Note Below)

G.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day.

NOTE:  Shares to be registered pursuant to Rule 24e-2:


Aggregate
                                                       Offering
Price

     Total Shares Registered:    2,963,104 X $1.00 =
$2,963,104

     Less Adjustment for Shares
     Redeemed in excess of Shares
     Sold during Fiscal Year
     ended October 31, 1994:     2,673,104 X $1.00 =
$2,673,104
                                 290,000 X $1.00 =     $
290,000

     Fee at 1/29 of 1%:                                $
100

           REGISTRATION STATEMENT NOS. 33-36766 AND 811-6173

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form
N-1A.

H.   Exact name of Company specified in Charter:

     PaineWebber/Kidder, Peabody Municipal Money Market Series
     -- New Jersey Series

I.   Complete address of Company's principal executive offices:

     c/o PaineWebber Incorporated, 1285 Avenue of the Americas,
New York, NY  10019

J.   Name and complete address of agent for service:

     Dianne E. O'Donnell, Esq., PaineWebber Incorporated
     1285 Avenue of the Americas, New York, NY  10019

K. Title and amount of Securities being registered (number of shares or other units):

     5,464,648 Shares of          (See Note Below)
     Beneficial Interest

L. Proposed aggregate offering price to the public of the securities being registered:

     $5,464,648                   (Determined on the basis of
the closing price on October 30, 1995, i.e. $1.00 per share (See
                                  Note Below))

M. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

     $100                         (See Note Below)

N.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day.

NOTE:  Shares to be registered pursuant to Rule 24e-2:


Aggregate
                                                       Offering
Price

     Total Shares Registered:    5,464,648 X $1.00 =
$5,464,648

     Less Adjustment for Shares
     Redeemed in excess of Shares
     Sold during Fiscal Year
     ended October 31, 1994:     5,174,648 X $1.00 =
$5,174,648
                                 290,000 X $1.00 =     $
290,000

     Fee at 1/29 of 1%:                                $
100

                   CONSENT OF STROOCK & STROOCK & LAVAN


     The Consent of Stroock & Stroock & Lavan, counsel to the
Registrant, has been included in their opinion filed as
Exhibit 10 to this Amendment to the Registration Statement.

                               SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of October, 1995.

                              PAINEWEBBER/KIDDER, PEABODY
MUNICIPAL
                                MONEY MARKET SERIES
                               (Registrant)

                              By:/s/Dianne E. O'Donnell

                                 Dianne E. O'Donnell, Vice
President
                                   and Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Margo N. Alexander*        President (Principal     October 30, 1995
Margo N. Alexander            Executive Officer)


/s/Julian F. Sluyters         Treasurer (Principal     October 30, 1995
Julian F. Sluyters            Financial and
                              Accounting Officer)


/s/David J. Beaubien**        Trustee                  October 30, 1995
David J. Beaubien


/s/William W. Hewitt, Jr.**   Trustee                  October 30, 1995
William W. Hewitt, Jr.


/s/Thomas R. Jordan**         Trustee                  October 30, 1995
Thomas R. Jordan


/s/Frank P.L. Minard***       Trustee                  October 30, 1995
Frank P.L. Minard


/s/Carl W. Schafer**          Trustee                  October 30, 1995
Carl W. Schafer


* Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated July 21, 1995.

**   Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated March 8, 1995.

*** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated May 18, 1995.